Property, plant and equipment, intangible assets and goodwill, contract assets, right-of-use assets, investment properties and impairment loss - Summary of Intangible Assets and Goodwill (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	R$ 26,330,785
Ending balance	26,706,626		R$ 26,330,785
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	35,397,804		29,928,672
Additions	204,242		189,809
Business combination	339,589
Write-offs	(157,443)		(147,483)
Transfers	1,584,889	[1]	3,324,891
Exchange differences	(278,717)		1,470,054
Assets held for sale			631,861
Ending balance	37,090,364		35,397,804
Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(9,067,019)		(7,278,385)
Additions	(1,439,703)		(1,376,734)
Business combination			(388,108)
Write-offs	78,752		88,092
Transfers	5,286	[1]	(762)
Exchange differences	52,987		(106,684)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(14,041)		(4,438)
Ending balance	(10,383,738)		(9,067,019)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,585,021
Ending balance	1,763,889		1,585,021
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,585,021		1,391,974
Additions
Business combination	264,992
Write-offs	(4,419)
Transfers	(156)	[1]	7,824
Exchange differences	(81,549)
Assets held for sale			185,223
Ending balance	1,763,889		1,585,021
Goodwill [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Additions
Business combination
Write-offs
Transfers		[1]
Exchange differences
Impairment loss recognised in profit or loss, intangible assets and goodwill
Ending balance
Concession rights [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	22,154,805
Ending balance	22,527,342		22,154,805
Concession rights [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	28,907,633		24,297,484
Additions	583		12,088
Business combination
Write-offs	(152,365)		(141,588)
Transfers	1,518,316	[1]	3,296,505
Exchange differences	(5,872)		1,431,644
Assets held for sale			11,500
Ending balance	30,268,295		28,907,633
Concession rights [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(6,752,828)		(5,476,918)
Additions	(1,077,772)		(960,471)
Business combination			(391,372)
Write-offs	78,446		87,433
Transfers	5,329	[1]
Exchange differences	5,872		(11,500)
Impairment loss recognised in profit or loss, intangible assets and goodwill
Ending balance	(7,740,953)		(6,752,828)
Licenses [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	188,344
Ending balance	159,362		188,344
Licenses [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	268,212		243,044
Additions
Business combination
Write-offs
Transfers	(14,177)	[1]
Exchange differences	(6,613)		(3,235)
Assets held for sale			28,403
Ending balance	247,422		268,212
Licenses [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(79,868)		(63,216)
Additions	(6,963)		(6,978)
Business combination
Write-offs
Transfers		[1]
Exchange differences	(1,229)		(9,674)
Impairment loss recognised in profit or loss, intangible assets and goodwill
Ending balance	(88,060)		(79,868)
Brands and patents [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	186,869
Ending balance	183,567		186,869
Brands and patents [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	196,070		155,480
Additions
Business combination	14,280
Write-offs	(284)
Transfers		[1]	1,249
Exchange differences	(16,615)
Assets held for sale			39,341
Ending balance	193,451		196,070
Brands and patents [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(9,201)		(9,201)
Additions	(683)
Business combination
Write-offs
Transfers		[1]
Exchange differences
Impairment loss recognised in profit or loss, intangible assets and goodwill
Ending balance	(9,884)		(9,201)
Customer Relationships [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	1,342,367
Ending balance	1,138,268		1,342,367
Customer Relationships [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	3,078,762		2,630,947
Additions	94,344		87,146
Business combination	58,110
Write-offs			(81)
Transfers	39,698	[1]	19,313
Exchange differences	(159,510)		(17)
Assets held for sale			341,454
Ending balance	3,111,404		3,078,762
Customer Relationships [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,736,395)		(1,288,556)
Additions	(284,047)		(364,926)
Business combination
Write-offs
Transfers		[1]
Exchange differences	47,306		(82,913)
Impairment loss recognised in profit or loss, intangible assets and goodwill
Ending balance	(1,973,136)		(1,736,395)
Supply Agreement [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	574,363
Ending balance	574,363		574,363
Supply Agreement [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	574,363		574,363
Additions
Business combination
Write-offs
Transfers		[1]
Exchange differences
Assets held for sale
Ending balance	574,363		574,363
Supply Agreement [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance
Additions
Business combination
Write-offs
Transfers		[1]
Exchange differences
Impairment loss recognised in profit or loss, intangible assets and goodwill
Ending balance
Others [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	299,016
Ending balance	359,835		299,016
Others [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	787,743		635,380
Additions	109,315		90,575
Business combination	2,207
Write-offs	(375)		(5,814)
Transfers	41,208	[1]
Exchange differences	(8,558)		41,662
Assets held for sale			25,940
Ending balance	931,540		787,743
Others [member] | Depreciation and Amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(488,727)		(440,494)
Additions	(70,238)		(44,359)
Business combination			3,264
Write-offs	306		659
Transfers	(43)	[1]	(762)
Exchange differences	1,038		(2,597)
Impairment loss recognised in profit or loss, intangible assets and goodwill	(14,041)		(4,438)
Ending balance	R$ (571,705)		R$ (488,727)

[1]	The amount shown in the "Transfers" lines includes the following transactions: R$ 1,634,254 transferred from contract assets; R$ 137,157 transferred to financial assets; R$ 69,881 transferred from fixed assets; R$ 55,062 reclassified from recoverable taxes; and R$ 31,865 transferred to assets held for sale.